Common Stock Warrants	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Stock Warrants
Note 11. Common Stock Warrants
In connection with the Business Combination, Legacy Surrozen, as the accounting acquirer, was deemed to assume 3.1 million warrants held by Consonance’s stockholders, or the Public Warrants, and 0.1 million warrants held by Consonance’s sponsor, or the Private Placement Warrants. In addition, immediately after the consummation of the Business Combination, certain investors subscribed for and purchased an aggregate of 12.0 million units in the PIPE Financing, consisting of 12.0 million shares of the Company’s common stock and 4.0 million warrants, or the PIPE Warrants. In conjunction with the Repurchase (see Note 9), the Company repurchased 0.3 million Public Warrants, 0.1 million Private Placement Warrants and 0.8 million PIPE Warrants. As of December 31, 2022, the following common stock warrants were outstanding (in thousands, except per share amounts):

Type	Classification	Expiration Date	Exercise Price per Share	Number of Warrants	Fair Value
Public Warrants	Liability	August 12, 2026	$11.50	2,733	$151
PIPE Warrants	Liability	August 12, 2026	11.50	3,174	175

Total				5,907	$326

Public Warrants
Each whole Public Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing on November 23, 2021 and terminating at the earlier of August 12, 2026 or upon redemption or liquidation. The exercise price and number of shares issuable upon exercise of the Public Warrants may be adjusted in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Company would not be obligated to deliver any shares of common stock pursuant to the exercise of a Public Warrant and would have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act with respect to the common stock underlying the Public Warrants is then effective. The registration statement on Form
S-1
to register for resale under the Securities Act of 1933, as amended, was effective in November 2021. The Company will use its commercially reasonable efforts to maintain the effectiveness of the registration statement until the expiration or redemption of the Public Warrants. If the Company fails to have maintained an effective registration statement, the Public Warrant holders have the right to exercise the Public Warrants on a cashless basis until such time as there is an effective registration statement.
The Company may redeem the outstanding Public Warrants at a price of $0.01 per warrant if the closing price of common stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and similar transaction). Additionally, the Company may redeem the outstanding Public Warrants at a price of $0.10 per warrant if the closing price of common stock equals or exceeds $10.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and similar transaction). Notice of redemption shall be mailed to the Public Warrant holders no less than 30 days prior to the redemption date, or the Redemption Period. If the closing price of common stock equals or exceeds $10.00 per share and is less than $18.00 per share, during the Redemption Period, the Public Warrant holders may elect to exercise their Public Warrants on a cashless basis based on a make-whole table.
In no event will the Company be required to net cash settle the Public Warrants. The Public Warrant holders do not have the rights or privileges of common stockholders and any voting rights until they exercise their Public Warrants and receive common stock.
Private Placement Warrants
The Private Placement Warrants (including the common stock issuable upon exercise of the Private Placement Warrants) will not be redeemable so long as they are held by Consonance Life Sciences, a Cayman

Islands limited liability company, or the Sponsor, or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. There were no Private Placement Warrants outstanding as of December 31, 2022.
PIPE Warrants
Each whole PIPE Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing on November 23, 2021 and terminating on August 12, 2026. The PIPE Warrants are the same in all respects as the Public Warrants except that the PIPE Warrants were not redeemable before August 12, 2022.
Classification
The Public Warrants, Private Placement Warrants and PIPE Warrants are not considered indexed to the Company’s common stock as certain provisions of the warrant agreements could change the settlement amount of these warrants. As a result, they are classified as liabilities and recorded at fair value with subsequent change in their respective fair value recognized in other income (expense), net within the consolidated statements of operations and comprehensive loss. See Note 4 for the discussion of warrant valuations.